Stock-Based Compensation (Details Textual) - USD ($)		2 Months Ended	6 Months Ended
	Jul. 13, 2018	Dec. 31, 2017	Jun. 30, 2018
Stock-Based Compensation (Textual)
Weighted-average grant-date fair value of options granted			$ 0.70
Sharebased compensation cost related to unrecognized nonvested options			$ 582,000
Recognized over a weighted-average period			1 year 9 months
Recognized expense			$ 180,802
Consulting services			102,084
Unrecognized compensation cost			306,000
Restricted shares value related to nonqualified stock options			$ 78,718
2018 Plan [Member]
Stock-Based Compensation (Textual)
Common stock granted			2,529,000
Common stock shares subject to options			947,917
Recognized over a weighted-average period			1 year 2 months 30 days
2018 Plan [Member] | Subsequent Event [Member]
Stock-Based Compensation (Textual)
Shares of restricted common stock	340,278